Investments in Subsidiaries - Narratives (Details) - Parent Company - Reportable Legal Entities - DKK (kr) kr in Millions		3 Months Ended	12 Months Ended
	May 21, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Investments in Subsidiaries
Impairment investment in subsidiaries		kr 10,400	kr 10,402
Gross
Investments in Subsidiaries
Additions			13,208	kr 502
Gross | ProfoundBio
Investments in Subsidiaries
Additions	kr 12,500
Accumulated impairment
Investments in Subsidiaries
Impairment investment in subsidiaries			kr 10,402